COMMON STOCK (Details Narrative 1) - Stock Option Plan [Member] $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($) shares	Jun. 30, 2016 USD ($) shares	Dec. 31, 2016 CAD / shares	Jun. 30, 2016 CAD / shares
Percentage of maximum outstanding stock issued under plan	10.00%	10.00%
Plan award term	10 years	5 years
Share price (in dollars per share) | CAD / shares				CAD 0.86
Number of vested and exercisable options | shares	4,382,500	5,390,000
Total intrinsic value options exercised | $		$ 322
Unrecognized compensation cost | $	$ 160	$ 328
Unrecognized compensation cost weighted average period	1 year	1 year
Canada [Member]
Share price (in dollars per share) | CAD / shares			CAD 0.75